Consolidated Statements of Financial Position $ in Millions, $ in Millions	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Current
Cash	$ 915.3	$ 21.2
Restricted cash	3.9	3.9
Accounts receivable, net	402.3	274.6
Inventories, net	480.0	415.3
Prepaid expenses and deposits	79.9	74.6
Margin payments	29.5	49.4
Other assets	5.6	3.8
Total current assets	1,916.5	842.8
Non-current
Property, plant and equipment, net	773.7	699.9
Intangible assets, net	1.1	1.5
Related party receivable	0.0	2.2
Other assets	2.3	7.5
Total non-current assets	777.1	711.1
Total assets	2,693.6	1,553.9
Current
Bank indebtedness	0.1	90.1
Accounts payable and accrued liabilities	261.9	153.8
Taxes payable and accrued taxes	64.3	27.2
Current portion of other long-term liabilities	0.4	0.0
Current portion of long-term debt	0.0	13.6
Current portion of governmental loans	10.0	0.0
Current portion of environmental liabilities	4.5	4.5
Derivative financial instruments	28.8	49.4
Warrant liability	99.4	0.0
Earnout liability	22.7	0.0
Share-based payment compensation liability	45.4	10.0
Total current liabilities	537.5	348.6
Non-current
Long-term debt	0.0	439.3
Long-term governmental loans	85.2	86.4
Accrued pension liability	118.1	170.1
Accrued other post-employment benefit obligation	239.8	297.8
Other long-term liabilities	4.0	2.5
Environmental liabilities	33.5	35.4
Deferred income tax liabilities	92.9	0.0
Total non-current liabilities	573.5	1,031.5
Total liabilities	1,111.0	1,380.1
Shareholders' equity
Capital stock	1,378.0	409.5
Accumulated other comprehensive income	152.0	9.5
Retained earnings (deficit)	77.8	(249.3)
Contributed (deficit) surplus	(25.2)	4.1
Total shareholders' equity	1,582.6	173.8
Total liabilities and shareholders' equity	$ 2,693.6	$ 1,553.9